Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations
On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 7 - Goodwill of Notes to Consolidated Financial Statements.
The Company does not expect these transactions to have a material impact on the Company’s future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:

	For the years ended December 31,
	2013	2012	2011
Revenues
Earned Premiums	$(23)	$—	$—
Fee income and other	14	563	609
Net investment income (loss)
Securities available-for-sale and other	(3)	10	8
Equity securities, trading	139	201	(14)
Total net investment income (loss)	136	211	(6)
Net realized capital gains (losses)	(14)	68	78
Total revenues	113	842	681
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	2	—	(1)
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	139	201	(14)
Amortization of DAC	—	35	47
Insurance operating costs and other expenses	(33)	410	541
Goodwill impairment	—	149	—
Total benefits, losses and expenses	108	795	573
Income (loss) before income taxes	5	47	108
Income tax expense (benefit)	(5)	(14)	50
Income (loss) from operations of discontinued operations, net of tax	10	61	58
Net realized capital losses on disposal, net of tax	(51)	—	—
Income (loss) from discontinued operations, net of tax	$(41)	$61	$58

Discontinued operations in condensed consolidated statements of operations

As of December 31, 2012
Carrying Value
Total fixed maturities, AFS, at fair value (amortized cost of $13,596) [1]	$15,015
Equity securities, AFS, at fair value (cost of $27) [2]	28
Fixed maturities, at fair value using the FVO [3]	16
Mortgage loans (net of allowances for loan losses of $1)	1,288
Policy loans, at outstanding balance	542
Total invested assets transferred	$16,889
[1] The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).
[2] Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[3] All equity securities transferred are included in level 2 of the fair value hierarchy.
[4] All FVO securities transferred are included in level 3 of the fair value hierarchy.